Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

TDAM Institutional U.S. Government Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. “Government security” means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, the Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and/or repurchase agreements that are collateralized by government securities.

Risk [Heading]	rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk  — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk  — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Redemption Risk  — The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

You could lose money by investing in the Institutional U.S. Government Fund. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Institutional U.S. Government Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year Institutional U.S. Government Fund — Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 3/31/14), respectively.

Year-to-Date Return (9/30/16): 0.16%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/15
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	Institutional U.S. Government Fund — Institutional Class	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	224
10 Years	rr_ExpenseExampleYear10	$ 505
Label	rr_AverageAnnualReturnLabel	Institutional U.S. Government Fund — Institutional Service Class	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	As of 12/31/15, the 7-day yields for the Institutional U.S. Government Fund — Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.